NVIT Blueprint Conservative Fund Average Annual Total Returns	12 Months Ended	60 Months Ended	73 Months Ended	99 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees or expenses)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	7.30%	(0.36%)	1.97%	1.70%	2.01%
Class I Shares
Prospectus [Line Items]
Average Annual Return, Percent	8.76%	2.76%			4.04%
Class II Shares
Prospectus [Line Items]
Average Annual Return, Percent	8.70%	2.68%			3.95%
Class Y Shares
Prospectus [Line Items]
Average Annual Return, Percent	9.01%	2.84%			4.08%